INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2021
Calculation of income tax and social contribution charges

a)	Calculation of income tax and social contribution charges

			R$ thousand
	Year ended December 31
	2021	2020	2019
Income before income tax and social contribution	32,852,367	4,075,295	13,381,078
Total burden of income tax and social contribution at the current rates (Note 2t)	(14,783,565)	(1,833,883)	(5,352,431)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	189,677	200,186	480,433
Interest on shareholders’ equity	3,258,040	2,496,587	2,949,143
Other amounts (1)	1,864,285	11,095,776	9,714,984
Income tax and social contribution for the period	(9,471,563)	11,958,666	7,792,129
Effective rate	-28.8%	293.4%	58.2%

(1) Primarily, includes: (i) the exchange variation of assets and liabilities, derived from investments abroad, in the amount of R$443,247 thousand (R$ 10,047,819 thousand - 2020); (ii) the equalization of the effective rate of non-bank financial companies and companies in the insurance industry, as of 2020, and of non-financial companies, in relation to that shown; and (iii) the deductions incentivized.

Composition of income tax and social contribution in the consolidated statement of income

b)	Composition of income tax and social contribution in the consolidated statement of income

			R$ thousand
	Year ended December 31
	2021	2020	2019
Current taxes:
Income tax and social contribution payable	(5,945,141)	(4,632,251)	(7,441,945)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	(3,618,473)	5,863,870	14,030,748
Use of opening balances of:
Social contribution loss	(132,605)	(63,150)	(107,984)
Income tax loss	(176,144)	(79,842)	(186,773)
Addition on:
Social contribution loss	117,270	4,813,120	1,174,988
Income tax loss	283,530	6,056,919	323,095
Total deferred tax expense	(3,526,422)	16,590,917	15,234,074
Income taxes	(9,471,563)	11,958,666	7,792,129

Deferred income tax and social contribution presented in the consolidated statement of financial position

c)	Deferred income tax and social contribution presented in the consolidated statement of financial position
				R$ thousand
	Balance on December 31, 2020	Amount recorded	Amount realized	Balance on 12/31/2021
Provisions for credit losses	45,750,275	7,947,879	(9,136,323)	44,561,831
Provision for contingencies	10,423,896	1,246,310	(1,260,646)	10,409,560
Impairment of securities and investments	3,750,503	559,875	(398,206)	3,912,172
Adjustment to fair value of securities	991,069	194,106	(831,672)	353,503
Other	6,570,827	3,010,355	(2,908,542)	6,672,640
Total deductible taxes on temporary differences	67,486,570	12,958,525	(14,535,389)	65,909,706
Income tax and social contribution losses in Brazil and overseas	18,609,868	400,800	(308,749)	18,701,919
Subtotal	86,096,438	13,359,325	(14,844,138)	84,611,625
Adjustment to fair value of available-for-sale securities	-	1,935,615	-	1,935,615
Total deferred tax assets (1)	86,096,438	15,294,940	(14,844,138)	86,547,240
Deferred tax liabilities (1)	10,361,826	2,369,051	(4,719,063)	8,011,814
Net deferred taxes (1)	75,734,612	12,925,889	(10,125,075)	78,535,426

				R$ thousand
	Balance on December 31, 2019	Amount recorded	Amount realized	Balance on 03/31/2020
Provisions for credit losses	39,656,446	11,625,279	(5,531,450)	45,750,275
Provision for contingencies	10,462,850	1,803,110	(1,842,064)	10,423,896
Impairment of securities and investments	2,789,316	1,607,701	(646,514)	3,750,503
Adjustment to fair value of securities	1,346,668	633,811	(989,410)	991,069
Other	6,376,906	3,611,893	(3,417,972)	6,570,827
Total deductible taxes on temporary differences	60,632,186	19,281,794	(12,427,410)	67,486,570
Income tax and social contribution losses in Brazil and overseas	7,882,821	10,870,039	(142,992)	18,609,868
Total deferred tax assets (1)	68,515,007	30,151,833	(12,570,402)	86,096,438
Deferred tax liabilities (1)	10,025,555	3,071,916	(2,735,645)	10,361,826
Net deferred taxes (1)	58,489,452	27,079,917	(9,834,757)	75,734,612

(1) Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position within each taxable entity, and were R$7,363,779 thousand in 2021 (R$9,112,176 thousand in 2020).

Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution

d)	Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution

	R$ thousand
	Temporary differences		Carry-forward tax losses		Total
	Income tax	Social contribution	Income tax	Social contribution

2022	6,967,679	5,395,585	207,454	180,258	12,750,976
2023	9,372,760	7,399,519	218,218	191,937	17,182,434
2024	8,750,119	6,957,184	173,809	187,830	16,068,942
2025	8,015,469	6,376,626	130,871	163,567	14,686,533
2026	3,128,464	2,329,969	1,518,126	1,254,345	8,230,904
2027	160,155	109,082	2,033,931	1,625,597	3,928,765
2028	197,770	140,197	1,940,771	1,525,406	3,804,144
2029	44,134	27,309	2,036,014	1,609,721	3,717,178
2030	174,032	105,244	1,690,665	1,819,388	3,789,329
2031	165,980	92,429	7,062	186,949	452,420
Total	36,976,562	28,933,144	9,956,921	8,744,998	84,611,625

Deferred tax liabilities

e)	Deferred tax liabilities

				R$ thousand
	Balance on December 31, 2020	Amount recorded	Realized/Decrease	Balance on December 31, 2021
Fair value adjustment to securities and derivative financial instruments	890,275	936,149	(2,260)	1,824,164
Difference in depreciation	232,848	47,815	(5,976)	274,687
Judicial deposit	2,184,863	232,768	(90,979)	2,326,652
Other	2,662,219	1,014,109	(90,017)	3,586,311
Total deferred liabilities on temporary exclusions	5,970,205	2,230,841	(189,232)	8,011,814
Adjustment to fair value of available-for-sale securities	4,391,621	138,210	(4,529,831)	-
Total deferred tax expense	10,361,826	2,369,051	(4,719,063)	8,011,814

				R$ thousand
	Balance on December 31, 2019	Amount recorded	Realized/Decrease	Balance on December 31, 2020
Fair value adjustment to securities and derivative financial instruments	8,732	890,275	(8,732)	890,275
Difference in depreciation	237,400	15,080	(19,632)	232,848
Judicial deposit	2,154,003	113,429	(82,569)	2,184,863
Other	2,579,556	193,260	(110,597)	2,662,219
Total deferred liabilities on temporary exclusions	4,979,691	1,212,044	(221,530)	5,970,205
Adjustment to fair value of available-for-sale securities	5,045,864	1,859,872	(2,514,115)	4,391,621
Total deferred tax expense	10,025,555	3,071,916	(2,735,645)	10,361,826

Income tax and social contribution on adjustments recognized directly in equity

f)	Income tax and social contribution on adjustments recognized directly in other comprehensive income

	R$ thousand
	On December 31, 2021			On December 31, 2020			On December 31, 2019
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Financial assets at fair value through other comprehensive income	(15,789,132)	6,625,497	(9,163,635)	(200,532)	218,123	17,591	10,027,427	(4,231,992)	5,795,435
Exchange differences on translations of foreign operations	(19,107)	-	(19,107)	235,863	-	235,863	73,867	-	73,867
Other	134,236	(60,406)	73,830	(39,523)	17,930	(21,593)	(371,887)	167,349	(204,538)
Total	(15,674,003)	6,565,091	(9,108,912)	(4,192)	236,053	231,861	9,729,407	(4,064,643)	5,664,764